Related Party Transactions:	12 Months Ended
Jul. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 10 - Related Party Transactions:
Through April 20, 2011, the Company used a management company to manage all of its real estate properties. The property management company is owned by two of the Company’s former executive officers.  For the years ended July 31, 2011, 2010 and 2009, the Company has paid the management company $40,778, $55,691 and $47,981, respectively, in management fees.  The arrangement with the management company was formally terminated on April 20, 2011 and no further property management fees will be paid to this company.